Summary of significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
ZY Holdings [Member]
Place of incorporation	Cayman Islands
Date of incorporation	Jul. 05, 2016
Business engaged	Investment holding
Effective ownership percentage	100.00%	100.00%
China Bio [Member]
Place of incorporation	Republic of Seychelles
Date of incorporation	Jun. 27, 2016
Business engaged	Investment holding
Effective ownership percentage	100.00%	100.00%
ZY HK [Member]
Place of incorporation	Hong Kong
Date of incorporation	Jun. 13, 2016
Business engaged	Investment holding
Effective ownership percentage	10.00%	100.00%
ZY Shenzhen [Member]
Place of incorporation	PRC
Date of incorporation	Jun. 10, 2014
Business engaged	Investment holding
Effective ownership percentage	100.00%	100.00%
BF Beijing [Member]
Place of incorporation	PRC
Date of incorporation	Aug. 30, 2012
Business engaged	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid
Effective ownership percentage	100.00%	100.00%
Dandong BF [Member]
Place of incorporation	PRC
Date of incorporation	Mar. 11, 2019
Business engaged	Research, development and growing of Acer truncatum seedlings
Effective ownership percentage	100.00%	100.00%